SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Directors fee	$ 765	¥ 110,282	¥ 98,937	¥ 109,411
Staff-related costs	548	79,060	49,860	44,731
Legal and professional fee	510	73,501	43,933	22,840
Travel and transportation expenses	402	58,005	66,303	45,388
Depreciation expense of right-of-use assets	322	46,375	44,646	24,919
Maintenance and supplies	211	30,427	27,730	26,759
Insurance and service fee	208	29,941	17,187	15,412
(Reversal of) allowance for expected credit losses	185	26,706	(878)	(22,727)
Office expenses	110	15,893	23,111	10,758
Depreciation expense of property and equipment	45	6,525	5,255	6,317
Miscellaneous expenses	178	25,540	28,144	22,666
Total	$ 3,484	¥ 502,255	¥ 404,228	¥ 306,474